ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Allowable assets to disposed without prior written consent	¥ 10,685,792	¥ 3,394,532		$ 1,637,670
Percentage of consolidated total accounted by VIE and its subsidiaries	10.00%	10.00%	10.00%
Assets, Total [Member]
Percentage of consolidated total accounted by VIE and its subsidiaries	33.02%	57.21%
Liabilities, Total [Member]
Percentage of consolidated total accounted by VIE and its subsidiaries	83.14%	97.83%
Variable Interest Entity, Primary Beneficiary [Member]
Allowable assets to disposed without prior written consent	¥ 3,528,337	¥ 1,941,869
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Allowable assets to disposed without prior written consent	¥ 100